CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Total Profit (Loss) for the year	$ 98,478	$ 443,828	$ (115,374)
Items that will not be reclassified subsequently to income or loss:
Remeasurement (losses) gains on defined-benefit obligations	(5,620)	9,779	2,566
Tax effect	1,500	(2,082)	139
Total income and expense that will not be reclassified subsequently to income or loss	(4,120)	7,697	2,705
Items that may be reclassified subsequently to income or loss:
Cash flow hedge accounting	2,245
Translation differences	11,730	(17,178)	(20,393)
Tax effect	(767)
Total income and expense that may be reclassified subsequently to income or loss	13,208	(17,178)	(20,393)
Items that have been reclassified to income or loss in the period:
Cash flow hedge accounting	83		(922)
Total items that have been reclassified to profit (loss)	83		(922)
Other comprehensive Profit (loss) for the year, net of income tax	9,171	(9,481)	(18,610)
Total comprehensive Profit (loss) for the year	107,649	434,347	(133,984)
Total comprehensive Profit (loss) attributable to the Parent	91,105	430,219	(131,413)
Total comprehensive Profit (loss) attributable to non-controlling interests	$ 16,544	$ 4,128	$ (2,571)